Notes Payable (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Feb. 18, 2016	Feb. 11, 2016	Jan. 29, 2016	Jan. 15, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt issuance cost							$ 13,595	$ 42,896
Amortization of debt discount						$ 19,920	19,920
Payment Rights Purchase and Sale Agreement [Member] | EBF Partners LLC [Member]
Face value				$ 30,800
Purchase price of merchant sales				22,000
Daily payment amounts				$ 308
Description of collateral				The loan is under personal guarantee by its Co-Founder and CEO, Jennifer Dyer.
Debt discount				$ 8,800
Debt issuance cost				660
Amortization of debt issuance costs and discounts				$ 9,460
Amortization of debt discount							8,800
Amortization of debt issuance costs							600
Loan remains outstanding					1,608		2,152
Payment Rights Purchase and Sale Agreement [Member] | Good Loans, LLC [Member]
Face value		$ 14,200
Purchase price of merchant sales		9,000
Daily payment amounts		$ 250
Description of collateral		The loan is under personal guarantee by its Co-Founder and CEO, Jennifer Dyer and its Co-founder and Chief Operating Officer, Kiaran Sim.
Debt discount		$ 4,200
Debt issuance cost		300
Amortization of debt issuance costs and discounts		$ 4,500
Amortization of debt discount							4,200
Amortization of debt issuance costs							300
Loan remains outstanding					2,848		2,848
Payment Rights Purchase and Sale Agreement [Member] | Yellowstone Capital West, LLC [Member]
Face value	$ 11,920
Daily payment amounts	$ 146
Description of collateral	The loan is under personal guarantee by its Co-Founder and CEO, Jennifer Dyer.
Debt discount	$ 3,920
Debt issuance cost	1,195
Amortization of debt issuance costs and discounts	5,115
Amortization of debt discount							3,920
Amortization of debt issuance costs							1,195
Loan remains outstanding					2,148		2,148
Proceeds from issuance of debt	$ 6,805
Loan Agreement [Member] | Eidan Gamaty [Member]
Face value			$ 13,000
Description of collateral			The loan is under personal guarantee by our Founder, President and CEO, Jennifer Dyer.
Debt discount			$ 3,000
Debt issuance cost			1,000
Amortization of debt issuance costs and discounts			$ 4,000
Amortization of debt discount							3,000
Amortization of debt issuance costs							1,000
Loan remains outstanding					$ 6,000		$ 8,000